UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21583

CLOUGH GLOBAL ALLOCATION FUND

(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Erin E. Douglas

Clough Global Allocation Fund

1625 Broadway, Suite 2200
Denver, Colorado 80202

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: July 28, 2004 – June 30, 2005

Item 1 – Proxy Voting Record.

Name of Issuer	Ticker Symbol	CUSIP	S/H Meeting Date	Matter Voted on	Who Proposed (issuer or S/H)	Did Fund Vote	How Voted	For/Against Mgmt Position
Banco LatinoAmericano De Export	BLX	P16994132	4/19/2005	Bank Audited Financial Statements, Appointment of KPMG as Bank’s Independent Auditor	Issuer	Yes	For	For
Fidelity Bankshares, Inc.	FFFL	31604Q107	4/19/2005	Board of Directors	Issuer	Yes	For	For
Brookline Bancorp, Inc.	BRKL	11373M107	4/21/2005	Companies Annual Senior Executive Officer Incentive Compensation Plan, Appointment of KPMG LLP as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
Independent Bank Corp.	INDP	453836108	4/21/2005	Ratify selection of KPMG as Auditor, Approval of Employee Stock Plan, To Approve provisions for Unlimited Voting Rights/Right to receive Net Assets upon Liquidation	Issuer	Yes	For	For
Sovereign Bancorp, Inc.	SOV	845905108	4/21/2005	Appointment of Ernst & Young as Auditors	Issuer	Yes	For	For
Webster Financial Corporation	WBS	947890109	4/21/2005	To Amend Webster’s ‘92 Stock Option Plan, Ratify the Appointment of KPMG LLP as Independent Auditors.	Issuer	Yes	For	For
Rowan Companies, Inc	RDC	779382100	4/22/2005	Approval of Long-Term Incentive Plan	Issuer	Yes	For	For
PPL Corporation	PPL	69351T106	4/22/2005	Ratification of Appointment of Independent Auditor	Issuer	Yes	For	For
Ameren Corporation	AEE	23608102	4/26/2005	Independent Auditors, Report on storage of Irradiated Fuel Rods, Independent Director as Chairman	S/H	Yes	For	For
MetLife, Inc.	MET	59156R108	4/26/2005	Ratification of Deloitte & Touche as Auditor, Proposal to establish Board Committee	Issuer	Yes	For	For

Petro-Canada	PCZ	71644E106	4/26/2005	Appointment of Deloitte & Touche as Auditors, Employee Stock Plan, Repeal to the Accompanying Management Proxy Circular	Issuer	Yes	For	For
Smith International	SII	832110100	4/26/2005	Vote on Directors and Approval of Long Term Incentive Compensation Plan & Deloitte & Touche as Independent Auditors	Issuer	Yes	For	For
Burlington Resources Inc.	B.TO	122014103	4/27/2005	Appointment of PriceWaterhouseCoopers LLP as companies Independent Auditor	Issuer	Yes	For	For
Fluor Corporation	FLR	34341202	4/27/2005	Ratification of the Appointment of Ernst & Young LLP as Auditors	S/H	Yes	For	For
Newalliance Bancshares, Inc.	NAL	650203102	4/27/2005	Approval of Long-Term Compensation Plan, Appointment of PricewaterhouseCoopers as Auditors	Issuer	Yes	For	For
Teco Energy, Inc.	TE	872375100	4/27/2005	Ratification of Corporation’s Auditor	Issuer	Yes	For	For
Alpha Natural Resources, Inc.	ANR	02076X102	4/27/2005	Ratification of KPMG as Auditor	Issuer	Yes	For	For
General Electric Company	GE	369604103	4/27/2005	Ratification of Selection of Independent Auditor, Cumulative Voting, Report of Nuclear Risk, Report on PCB Cleanup costs	S/H	Yes	For	For
Newmont Mining Corporation	NEM	651639106	4/27/2005	Ratify Appointment of Independent Auditors, Approve 2005 Stock Incentive Plan	Issuer	Yes	For	For
Abitibi-Consolidated Inc.	ABY	3924107	4/27/2005	Election of Directors, Appointment of Auditors	Issuer	Yes	For	For
C.N.A. Financial Corp.	CAN	126117100	4/27/2005	Approval of Deloitte & Touche as Independent Regsitered Public Accounting Firm, Approval of Amendment to the C.N.A. Financial Corp.	Issuer	Yes	For	For

Selective Insurance	SIGI	816300107	4/27/2005	Election of Directors, Approval of the 2005 Omnibus Stock Plan & Slective Insurance Group, Inc, Cash Incentive Plan, and KPMG as the Independent Public Accountant.	Issuer	Yes	For	For
Arch Coal, Inc.	ACI	39380100	4/28/2005	Approval of Arch Coal Inc.’s Incentive Compensation Plan for Executive Officers	Issuer	Yes	For	For
DTE Energy Company	DTE	233331107	4/28/2005	Independent Registered Public Accountanting Firm Deloitte & Touche LLP	Issuer	Yes	For	For
Olin Corporation	OLN	680665205	4/28/2005	Stock Plan for Non-Employee Directors, Olin Senior Management Incentive Compensation Plan, Ratification of Appointement of Independent Auditors	Issuer	Yes	For	For
Pan American Silver Corp.	PAAS	697900108	4/28/2005	Appointment of Deloitte & Touche as Auditors, Authorization of the Directors to Fix the Auditors’ Remuneration, to Ammend the Stock Plan, Amend the Articles of the Company	Issuer	Yes	For	For
Suncor Energy Inc.	SU	867229106	4/28/2005	Reappointment of PricewaterhouseCoopers as Auditor, Amendment and Continuation of Shareholders Rights Plan	Issuer	Yes	For	For
FMC Technologies Inc.		30249U101	4/28/2005	Election of Thomas M. Hamilton & Richard A. Pattarozzi	Issuer	Yes	For	For
Louisiana-Pacific Corporation	LPX	546347105	5/2/2005	Ratification of Independent Auditors	Issuer	Yes	For	For
First Niagra Financial Group, Inc.	FNFG	33582V108	5/3/2005	Amended & Restated First Niagra Financial Group, Inc.’02 Long-Term Incentive Stock Benefit Plan, Appointment of KPMG LLP as Independent Auditors	Issuer	Yes	For	For

Great Plains Energy Incorporated	GXP	391164100	5/3/2005	Ratification of the Appointment of Deloitte & Touche as Auditors	Issuer	Yes	For	For
EOG Resources	EOG	26875P101	5/3/2005	Ratification of Deloitee & Touche as Auditor	Issuer	Yes	For	For
Ensco International Incoporated	ESV	26874Q100	5/3/2005

Consolidation of Existing Two-Classes of Preferred Stock into a Single Class of Preferred Stock, Approval to Remove Restrictions on Ownership and Control of Shares of the company by Non-United States Citizens, Approval to Simplify and Modernize the companies Certificate of Incorporation, Approval of ‘05 Incentive Plan & ‘05 Long-term Incentive Plan, and the Ratification of KPMG as Independent Accountants.

					Issuer	Yes	For	For
Hornbeck Offshore Services, Inc.	HOS	440543106	5/3/2005	Approval of ‘05 Stock Employee Purchase Plan, Approval of an Amendment to the Company’s Certificate of Incorporation, Ratification of Selection of Auditors	Issuer	Yes	For	For
Talisman Energy Inc.	TLM	87425E103	5/3/2005	Election of Director(s), Reappointment of Ernst & Young, Continuation of Shareholder Rights Plan	Issuer	Yes	For	For
Consol Energy Inc.	CNX	20854P109	5/3/2005	Ratification of Independent Accountants, and Amendment and Restatement of Equity Incentive Plan	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/4/2005	Appointment of Ernst & Young as Accounting Firm, Long-Term Equity Incentive Plan	Issuer	Yes	For	For
Direct General Corp.	DRCT	25456W204	5/4/2005		Issuer	Yes	For	For
Fording Canadian Oil	FDG	345425102	5/4/2005	Election of Trustee(s), Approval of the Arrangement, Subdivision, and Fording Articles Resolutions.	Issuer	Yes	For	For

Cooper Cameron Corporation	CAM	216640102	5/5/2005	Ratification of the Appointment of Independent Registered Public Accountants, Management Incentive Compensation Plan, Equity Incentive Plan	Issuer	Yes	For	For
Freeport- McMoran Copper & Gold Inc.	FCX	35671D857	5/5/2005

Ratification of Appointment of Ernst & Young as Auditors, Approval of ‘02 Incentive Plan, Stockholder Proposal Regarding Maj. Vote Requirment to Elect Directors, Policy regarding Review of Policies relating to Financial support of Indonesian Gov’t Security Personnel

					S/H	Yes	For	For
Verizon Communications Inc.	VZ	92343V104	5/5/2005

Ratification of Independent Registered Public Accountanting Firm, Cumulative Voting, Majority Vote for Election of Directors, Board Composition, Separate Chairman and CEO, Directors Liability, Report on Political Contributions.

					S/H	Yes	For	For
Methanex	MEOH	59151K108	5/5/2005	Re-Appointment of KPMG, Authorization of Directors to Fix Remuneration of the Auditors, and Vote of Directors	Issuer	Yes	For	For
Peabody Energy Corp.	BTU	70459104	5/6/2005	Appointment of Independent Accounting Firm, Approval of Increase in Common Shares, and Stockholder proposal regarding Director Independence, Classified Board, and Majority Voting Requirement.	S/H	Yes	For	For
Western Gas Resources	WGR	958259103	5/6/2005	Vote on Directors and Proposal to Approve the 2005 Stock Incentive Plan	Issuer	Yes	For	For

Agrium Inc.	AGU	8916108	5/9/2005

Appointment of KPMG as Auditors of the Corporation, The Resolution Approving the Reservtion of an Additional 1,100,000 Common Shares for Option Grants under the companies Stock Option and Tandem Sar Plan.

					Issuer	Yes	For	For
Southern Union Company	SUG	844030106	5/9/2005	Vote on Directors and Amendements to Company’s Certificate of Incorporation	Issuer	Yes	For	For
Trinity Industries	TRN	896522109	5/9/2005	Vote on Directors, Ratification of E&Y as Independent Accounting Firm	Issuer	Yes	For	For
Northeast Utilities	NU	664397106	5/10/2005	Ratification of Deloitte & Touche as Independent Auditors	Issuer	Yes	For	For
Tetra Technologies, Inc.	TTI	88162F105	5/10/2005	Apporval of Ernst & Young as Independent Auditor, Adoption of the companies ‘05 Equity Incentive Plan Compensation Plan	Issuer	Yes	For	For
Compton Petroleum Corporation	CMT.TO	204940100	5/10/2005	Election of Directors, Appointment of Grant Thorton, and Approval of Stock Incentive Plan ‘05	Issuer	Yes	For	For
Ivanhoe Mines	IVN	46579N103	5/10/2005	Appointment of Auditors and Employees’ & Directors’ Equity Incentive Plan	Issuer	Yes	For	For
Precision Drilling	PDS	74022D100	5/10/2005	Appointment of KPMG, Amendment of Corporation’s Articles, Approval of ‘05 Stock Option Plan, and Election of Directors	Issuer	Yes	For	For
Todco	THE	88889T107	5/10/2005	Approval of Long Term Incentive Plan	Issuer	Yes	For	For
Murphy Oil Corporation	MUR	626717102	5/11/2005	Companies Certificate of Incorporation, Approval of KPMG as Auditor	Issuer	Yes	For	For

Progress Energy	PGN	743263105	5/11/2005	Ratification of the Selection of Deloitte & Touche as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
Smurit-Stone Container Corporation	SSCC	832727101	5/11/2005	Ratification of the Selection of Ernst & Young as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
Statoil ASA	STO	85771P102	5/11/2005	Election of a Chair	Issuer	Yes	For	For
Energy Partners	EPL	29270U105	5/12/2005	To Approve ‘00 Stock Incentive Plan, Ratify the Appointment of KPMG as Public Accountants	Issuer	Yes	For	For
Transocean Inc.	RIG	G90078109	5/12/2005	Approval of the Amendment to have Employee Stock Purchase Plan to increase the Number of Ordinary Shares, Appointment of Ernst & Young as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
B&G Foods	BGF	05508R205	5/12/2005	Vote on Directors	Issuer	Yes	For	For
Bristol West Holdings	BRW	11037M105	5/12/2005	Ratification of the Selection of Deloitte & Touche as Independent Auditor for ‘05	Issuer	Yes	For	For
Petroquest Energy	PQUE	716748108	5/12/2005	Election of Directors	Issuer	Yes	For	For
Pride International	PDE	741553Q102	5/12/2005	Election of Directors and Approval of Employee Stock Purchase Plan	Issuer	Yes	For	For
Specialty Underwriter’s Alliance	SUAI	84751T309	5/12/2005	Approval of Amendment to the Company’s Certificate of Incorporation and the Appointment of PWC as Independent Auditors	Issuer	Yes	For	For
Entergy Corp.	ETR	29364G103	5/13/2005	Ratification of External Auditors, Stockholders Proposal regarding Independent Chairman of Board of Directors, Stockholder Proposal Regarding Majority Election of Directors.	S/H	Yes	For	For
Maverick Tube Corporation	MVK	577914104	5/16/2005	Approval of 2004 Omnibus Incentive Plan	Issuer	Yes	For	For

Allmerica Financial Corporation	AFC	19754100	5/17/2005	Ratification of the Appointment of PWC as Independent Registered Public Accountants	Issuer	Yes	For	For
Grey Wolf, Inc.	GW	397888108	5/17/2005	Vote on Directors	Issuer	Yes	For	For
Omnicare	OCR	681904108	5/17/2005	Election of Directors and Selection of Independent Accountant	Issuer	Yes	For	For
Halliburton	HAL	406216101	5/18/2005	Ratification of the Selection of Auditors, Proposal on Severance Agreements, Proposal on Director Election Vote Threshold	S/H	Yes	For	For
Adtran Inc.	ADTN	00738A106	5/18/2005	Ratification of PricewaterhouseCoopers as Independent Registered Public Accounting Firm, Approval of Adtran ‘05 Director’s Stock Option Plan	Issuer	Yes	For	For
Biosphere Medical, Inc.	BSMD	09066V103	5/18/2005	Approval of Amendment to Certificate of Designations, Preferences and Rights of Series a Preferred Stock	Issuer	Yes	For	For
Dynergy Inc.	DYN	26816Q101	5/19/2005	Change State of Incorporation, Appointment of PWC as Auditors, and Shareholder Proposal regarding Recoupment of Senior Executive Compensation.	S/H	Yes	For	For
Hexcel Corporation	HXL	428291108	5/19/2005	Approval of Management Incentive Compensation Plan, Approval of the 2003 Incentive Plan, and PWC as Independent Registered Public Accounting Firm	Issuer	Yes	For	For
OGE Energy	OGE	670837103	5/19/2005	Appointment of E&Y	Issuer	Yes	For	For
Sepracor	SEPR	817315104	5/19/2005	Approval of 2000 Stock Incentive Plan, and the Selection of PWC as Independent Public Accounting Firm	Issuer	Yes	For	For
The William Companies	WMB	969457100	5/19/2005	Ratification of E&Y, and Stockholder Proposal on Majority Voting on Director Nominees	S/H	Yes	For	For

FPL Group Inc.	FPL	302571104	5/20/2005	Ratification of the Appointment of D&T as Independent Registered Public Accountants	Issuer	Yes	For	For
Diamond Offshore Drilling Inc.	DO	25271C102	5/23/2005

Considering an act upon a Proposal to Approve the Companies ‘00 Stock Option Plan and the Compensation Plan for Executive Officers, and to ratify the Appointment of Deloitte & Touche as Independent Auditors.

					Issuer	Yes	For	For
Blue Nile	NILE	09578R103	5/23/2005	Ratification of Independent Accountants, and Amendment and Restatement of Equity Incentive Plan	Issuer	Yes	For	For
Massey Energy Co.	MEE	576206106	5/24/2005	Appointment of E&Y, Re-approval of Qualifying Performance Criteria, and Approval of Amendment to Stock Non-Employee Directors	Issuer	Yes	For	For
Everest RE Group	RE	G3223R108	5/25/2005	Appointment of PWC as Auditors, Approval of 2003 Non-Employee Director Equity Compensation Plan, and the Approval of the Executive Performance Annual Incentive Plan	Issuer	Yes	For	For
Bowne & Co.		103043105	5/26/2005	Approval of the Appointment of KPMG LLP as Auditors	Issuer	Yes	For	For
Viacom	VIA	925524100	5/26/2005	Appointment of PWC as Auditors, Approval of Senior Executive Short Term Incentive Plan, and Approval of 2005 RSU Plan for Outside Directors	Issuer	Yes	For	For
Cohen & Steers, Inc.	CNS	19247A100	5/29/2005	Ratification of Deloitte & Touche as Auditor	Issuer	Yes	For	For
Devon Energy	DVN	25179M103	6/8/2005	Appintment of KPMG as Independent Auditors, Adoption of Company’s 2005 Long Term Incentive Plan, and Revised Director Election Vote Standard	Issuer	Yes	For	For

Chesapeake Energy Corporation	CHK	165167107	6/10/2005	Adoption of Company Long Term Incentive Plan, and Approval of Company Founder Well Participation Program	Issuer	Yes	For	For
Patterson-UTI Energy	PTEN	703481101	6/15/2005	Approval of 2005 Long Term Incentive Plan and Selection of PWC as Independent Accountants	Issuer	Yes	For	For
RADvision LTD.	RVSN	M81869105	6/19/2005	Appointment of Auditors, and to Authorize Remuneration for Independent Director	Issuer	Yes	For	For
KFX Inc.	KFX	48245L107	6/21/2005	Ratification of Deloitte & Touch as Accountants and the 2004 Equity Incentive Plan	Issuer	Yes	For	For
Apex Silver Mines	SIL	G04074103	6/24/2005

Approval of Amendment to Increase Authorized Share Capital, the Issuance of “Blank Check” Preference Shares, Article 18, Restatment Memorandum and Articles of Association, and the Ratification of PWC as Accountants.

					Issuer	Yes	For	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clough Global Allocation Fund

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Date:	August 30, 2005